Commitments and Contractual Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Summary of Contractual Obligations
The Company’s commitments and contractual obligations, not recorded on the consolidated statement of financial position, at December 31, 2018, include:

	2019	2020	2021	2022 and later

Operating leases	$9,305	$8,145	$7,794	$39,446
Purchase obligations	30,883	234	148	278
Totals	$40,188	$8,379	$7,942	$39,724